Exhibit 99.3

Client Loan ID	Exception ID Date	Condition Custom Description	Compensating Factors	Lender Response	Comment
110744322	1/13/2015	3 day rescission period not provided- Mortgage notary date was 06/10/2013; loan disbursed on xx/xx/xxxx		01/30/2015 Lender re-opened rescission period; lender provided copy of LOE, corrected H-8 RTC Form, and proof of delivery. New rescission period ends 02/04/2015, grade changed to an EV2;
110744327	1/20/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744339	1/12/2015	Finance charge not within tolerance- Underdisclosed $141.31 - TIL itemization not in file to determine cause of underdisclosure.
01/30/2015 Lender refunded the borrower $140.00 and re-opened rescission period; lender provided copy of LOE, proof of deposit, corrected H-8 RTC Form, and proof of delivery. New rescission period ends 02/04/2015, grade changed to an EV2;

110744341	1/11/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744342	1/26/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744343	1/9/2015	Finance charge not within tolerance- Underdisclosed $165.61 - appears lender did not include $250 closer fee in TIL calculations.		01/30/2015 Lender refunded the borrower $165.00; lender provided copy of LOE, proof of deposit, and proof of delivery. Grade changed to an EV2;
110744348	1/11/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744363	1/9/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744369	1/9/2015	Finance charge not within tolerance- Underdisclosed $51.57 - appears lender did not include disbursement fee of $50.00 in TIL calculations.		01/27/2015 Lender provided a $750 refund to the borrower. Recieved LOE, proof of delivery, and corrected TIL and RTC. New rescission period closed 01/30/2015, grade changed to an EV2;
110744372	1/16/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744376	1/23/2015	Finance charge not within tolerance- Underdisclosed $701.32 - TIL itemization not in file to determine cause.
02/05/2015 Lender refunded the borrower $700.00 and re-opened rescission period; lender provided copy of LOE, proof of deposit, corrected H-8 RTC Form, and proof of delivery. New rescission period ends 02/10/2015, grade changed to an EV2;

110744377	1/20/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744383	1/20/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744388	1/11/2015	Missing FACTA disclosure-
110744389	1/22/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744393	1/13/2015	Finance charge not within tolerance- Underdisclosed $102.63 - TIL itemization showed Courier and Wire Fees of $50 each; HUD shows actual charges of $100 each.		01/27/2015 Lender provided a $100 refund to the borrower. Recieved LOE, proof of delivery, and corrected TIL and RTC. New rescission period closed 01/30/2015, grade changed to an EV2;
110744393	1/13/2015	Missing appraisal desk review-
01/21/2015 Received a field review dated 01/15/2015 which provided a value of $610,000, a -18.67% variance from the appraised value of $750,000, value not supported; 01/23/2015 Client acknowledged exception based on a 45.08% LTV based on the lower valuation of $610,000, grade changed to an EV2;

110744395	1/9/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744411	1/22/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744419	1/13/2015
Missing asset documentation- Assets verified with five accounts; however, statements were not provided only a summary page.  Borrower had 4 additional account statements in file that were stale dated (over 90 days old at closing).

01/27/2015 Borrower has 103 months reserves excluding the five accounts; other accounts were 91 days old as of the transaction date.  Grade changed to an EV2 based on 69.20% CLTV, 22.10 DTI, and 13 years with current employer;

110744430	1/24/2015	Finance charge not within tolerance- Underdisclosed $40.88 - appears lender did not include $40 Courier Fee in TIL calculations.
02/05/2015 Lender refunded the borrower $40.00 and re-opened rescission period; lender provided copy of LOE, proof of deposit, corrected H-8 RTC Form, and proof of delivery. New rescission period ends 02/10/2015, grade changed to an EV2;

110744437	1/22/2015	Missing appraisal desk review-
02/02/2015 Received a field review dated 01/30/2015 which provided a value of $800,000, a -20% variance from the appraised value of $1,000,000, value not supported; 02/03/2015 Client acknowledged exception based on 78.75% LTV based on the field review value, 26.26% DTI, 295 months reserves, 786 FICO, and co-borrower's income was not used to qualify, grade changed to an EV2;

109916759	1/8/2015	Credit report reflects mortgage lates- 2 mtg lates in past 12 mos. Bureaus report 30 day mortgage late payments 7/2012 and 8/2012 within 12 months of loan transaction date.
01/16/2015 Lender Response: "Credit report reflects one mortgage late and not two and explanation for same is contained in the file and noted on the approval form. Executive Loan Committee explicitly considered this and approved the credit based upon the explanation and strength of borrowers. Please note that when it comes to ability to pay all obligations, borrower have a 23% DTI based largely upon Borrower 2 13 yr position, which was underwritten using only her base and not historical bonus income. Borrowers also have motivation to pay based upon the 65% LTV. Client to make a decision."  Transaction date was 06/27/2013; mortgage lates reporting on the credit report for 07/12 and 08/12.  LOE in file from borrower states the late occured when they were selling a prior residence, the seller had an issue with the loan.  The borrower reached out to lien holder to alert them, and lien holder stated it would not be a problem.  The borrower only found out later it affected their credit score. 27.40% DTI, 65% LTV, 678/733 FICO scores, client to review; 02/06/2015 Lender acknowledged exception based on 27.40% DTI, 733 FICO, 65% LTV, and 109 months reserves, grade changed to an EV2;

109916759	1/8/2015	RTC violation - disbursement date prior to RTC expiration date- 7/2/2013 disbursement date before 7/2/2013 RTC expiration date.		01/27/2015 Lender re-opened the rescission period. Recieved LOE, proof of delivery, and corrected TIL and RTC. New rescission period closed 01/30/2015, grade changed to an EV2;
110744500	1/17/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744502	1/22/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744520	1/21/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744521	1/23/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744524	1/26/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744532	1/21/2015	Finance charge not within tolerance- Underdisclosed $85.51 due to the $85 Couier Fee
02/05/2015 Lender refunded the borrower $85.00 and re-opened rescission period; lender provided copy of LOE, proof of deposit, corrected H-8 RTC Form, and proof of delivery. New rescission period ends 02/10/2015, grade changed to an EV2;

110744535	1/21/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744572	1/26/2015	Finance charge not within tolerance- Underdisclosed $250.81 - appears lender did not include $250 Title Closer Fee in TIL calculations.
02/06/2015 Lender refunded the borrower $250.00 and re-opened rescission period; lender provided copy of LOE, proof of deposit, corrected H-8 RTC Form, and proof of delivery. New rescission period ends 02/11/2015, grade changed to an EV2;

110744576	1/16/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744583	1/16/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744586	1/16/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744600	1/8/2015	Missing 3rd party VVOE- Borrower's paystubs in file were over 3 month old at closing. Most current pay stub dated 3/31/2013 for loan dated xx/xx/xxxx.
01/29/2015 Lender response: "This loan is a Pre-QM loan that closed on xx/xx/xxxx. Lender is unable to locate the most reecent paystub for the borrower. However, the RM was able to obtain the borrower's 2013 W-2's which reflect wages of $225,000/yr. divided by 12 = $18,750/mos. income. Please note that the qualifying income was $12,125/mos. Seller requests Client render a decision based on the compensating factors; 43.37% LTV, excellent credit profile with 786 credit score, stable employment of 30 yrs., DTI of 39/39 (DTI would actually be lower based on 2013 W-2's) and PLL of $511K." Issue remains pending client review; 02/03/2015 Client acknowledged exception based on 43.37% LTV and 786 FICO score, grade changed to an EV2;

110744600	1/8/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744609	1/26/2015	Incomplete/Illegible credit report- Missing VOMs for HELOC secured by subject and subordinate to new 1st and 3rd lien (paid off at closing)		01/28/2015 Lender provided copy of VOM for the HELOC showing no lates. Lender also provided a payoff statement for the 3rd lien showing loan was current at closing. Grade changed to an EV2;
110744609	1/26/2015	Finance charge not within tolerance- Underdisclosed $1,102.71 - TIL itemization not in file to determine cause of underdisclosure.
02/06/2015 Lender provided the corrected TIL signed by the borrowers at closing.  Based on the actual Final TIL, loan underdisclosed $252.71, issue remains; 02/06/2015 Lender refunded the borrower $250.00 and re-opened rescission period; lender provided copy of LOE, proof of deposit, corrected H-9 RTC Form, and proof of delivery. New rescission period ends 02/11/2015, grade changed to an EV2;

110744619	1/17/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
109916743	1/12/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
109916721	1/11/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744627	1/22/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
109916746	1/16/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
109916750	1/13/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
109916724	1/9/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
109916725	1/13/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
109916726	1/13/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
109916727	1/13/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
110744642	1/16/2015	RESPA: Borrower was not provided with special information booklet within 3 business days of application-
109916754	1/12/2015	RESPA: GFE 0% tolerance exceeded- Lender cured with $1,038.40 credit on page 1 of the HUD
300006714	3/10/2015	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet to applicant within 3 business days of application.-
300005585	2/25/2015	FICO score is less than that required by the guidelines- 717 FICO < 740 min, lender approved exception/exception approval in file.
300005585	2/25/2015	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.-
300005748	2/11/2015	Finance charge not within tolerance- Underdisclosed $40.80 - TIL itemization not in file to determine cause of underdisclosure.
02/12/2015 Lender Response: "Reg Z allows for a $100.00 tolerance on the finance charge. See below and please advise. CFPB Consumer Laws and Regulations TILA CFPB June 2013 TILA 1 Truth in Lending1 Accuracy Tolerances (Closed-End Credit) – Sections 1026.18(d) & 1026.23(g) Regulation Z provides finance charge tolerances for legal accuracy that should not be confused with those provided in the TILA for reimbursement under regulatory agency orders. As with disclosed APRs, if a disclosed finance charge were legally accurate, it would not be subject to reimbursement. Under the TILA and Regulation Z, finance charge disclosures for open-end credit must be accurate since there is no tolerance for finance charge errors. However, both the TILA and Regulation Z permit various finance charge accuracy tolerances for closed-end credit. Tolerances for the finance charge in a closed-end transaction, other than a mortgage loan, are generally $5 if the amount financed is less than or equal to $1,000 and $10 if the amount financed exceeds $1,000. Tolerances for certain transactions consummated on or after September 30, 1995 are noted below. • Credit secured by real property or a dwelling (closed-end credit only): o The disclosed finance charge is considered accurate if it is not understated by more than $100. o Overstatements are not violations. The disclosed finance charge is considered accurate if it does not vary from the actual finance charge by more than one-half of 1 percent of the credit extended or $100, whichever is greater. o The disclosed finance charge is considered accurate if it does not vary from the actual finance charge by more than 1 percent of the credit extended for the initial and subsequent refinancings of residential mortgage transactions when the new loan is made at a different financial institution. (This excludes high cost mortgage loans subject to section 1026.32, transactions in which there are new advances, and new consolidations.)" Tolerance for rescindable transactions is $35, issue remains; 02/23/2015 Lender refunded $40 to the borrower.  LOE, copy of the check, corrected TIL and RTC provided along with proof of delivery.  Rescission period now closes 02/26/2015, grade changed to an EV2;

300008231	3/30/2015	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.-		03/30/2015 Lender provided screen shot showing initial disclosures went out on 02/17/2015; a list of which disclosures went out was not provided, exception remains an EV2;
300007929	4/8/2015	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.-
300005454	3/17/2015	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.-		03/18/2015 Lender provided screen shot showing initial disclosures were sent 01/09/2015; no evidence that the HUD settlement cost booklet was part of this package, exception graded EV2;
300005454	3/17/2015	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant.-
03/18/2015 Lender provided evidence the appraisal was provided to the borrower on 03/03/2015; loan closed xx/xx/xxxx. Appraisal was not given more than 3 days prior to consummation; no evidence this requirement was waived by the borrower, issue remains; 03/18/2015 Lender Response :"I reviewed the history in CMS, the original appraisal was approved and sent to the borrower on 01/26/15. There was a contract addendum provided on 03/02/15 and the approved/delivered appraisal was then marked DNA for an incomplete Reconciliation Section on 03/02/15. An updated appraisal was received on 03/03/15 which was again approved and sent to the borrower. The update was clerical and the AA should have notated the file with the exception verbiage for the update. I have attached a copy of the Exception Process for AA on the CFPB rule.DNA = Draft Not Acceptable. The value did not change on any of the Appraisals." Exception process was not provided.  ECOA violations have private right of action or assignee liability, grade changed to EV2;

300007341	3/27/2015	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.-		03/30/2015 Lender provided screen shot showing initial disclosures went out on 02/02/2015; a list of which disclosures went out was not provided, exception remains an EV2;
300015213	5/7/2015	RESPA: GFE 0% tolerance exceeded- RESPA: GFE 0% tolerance exceeded by $825.00. Lender cured exception by refunding $825.00 at closing.
300015194	5/7/2015	RESPA: GFE 10% tolerance exceeded- GFE 10% tolerance exceeded by $186.00. Lender cured exception by refunding to borrower $186.00 at closing.
300015156	5/6/2015	RESPA: GFE 10% tolerance exceeded- Tolerance exceeded 20.23%; HUD-1 reflects $78.90 credit cure.
110804512	11/13/2014	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant.- Evidence that borrower received copy of appraisal was not located in the loan file		01/09/2015 Client acknowledged exception as an EV2 as ECOA violations pose no assignee liability.
110804559	12/29/2014
9 financed properties > 8 maximum number of properties allowed.  At application, Borrower owned subject primary and 7 rental properties.  Borrower refinanced subject primary and purchased an investment property concurrently. Borrower owns 9 financed properties post closing.
01/06/2015 Lender approved the exception at origination based on 40.77 LTV, 769 FICO, and 40 months reserves ; lender provided the exception approval form. Grade changed to an EV2.
110804488	11/11/2014	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide appraisal disclosure to consumer.- Missing Right to Receive Copy of Appraisal Disclosure		01/09/2015 Client acknowledged exception as an EV2 as ECOA violations pose no assignee liability.
110804487	12/8/2014
Qualified Mortgage (Dodd-Frank 2014): Insufficient documentation to support use of income.- Borrower's 2014 YTD P&L (p 970),signed by Borrower 9/18/2014, does not indicate a MM/DD/YYY through MM/DD/YY date.

12/10/2014 Lender response: "The income used for qualification was the average of the Schedule C income reflected on the borrower’s most recent 2 years personal tax returns. The most recent 2 years tax returns were verified with tax transcripts and that was the income used to qualify the borrower. The average income reflected on the 2014 YTD P&L over 9 months is greater than the income that was used to qualify the borrower. Please see attached income worksheet to cure." While the loan qualifies based on the P&L being through 09/01, it does not cure the document deficiency, issue remains; 01/22/2015 Lender provided documentation that the P&L were through 08/31/2014, issue graded EV2;

110804487	12/8/2014	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.-
110804496	12/8/2014	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.-
110804541	11/13/2014	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.-
110804541	11/13/2014	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant.-		01/09/2015 Client acknowledged exception as an EV2 as ECOA violations pose no assignee liability.
110804541	11/13/2014	RESPA: GFE 0% tolerance exceeded- HUD-1 reflects $1.01 cure credit. GFE Transfer taxes $5129.00. HUD-1 Transfer taxes $5130.01
110804478	11/11/2014	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide appraisal disclosure to consumer.- Initial appraisal disclosure not in file. Proof copy of valuation provided to Borrower is in file.		01/09/2015 Client acknowledged exception as an EV2 as ECOA violations pose no assignee liability.
110804478	11/11/2014
RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to applicant within 3 business days of application.- List of Homeownership Counseling Organizations in file (p 475-478) is not dated

11/25/2014 Lender provided a screen shot showing loan event dates; however, the HO Counseling disclosure was not listed, issue remains; 01/20/2015 Lender provided a screen shot showing that the disclosures were acknowledged as received by the borrower; screen shot does not specifically mention the HO Counseling Disclosure nor does it show the age of the list provided. Issue remains pending client review; 01/27/2015 Client acknowledged exception based on disclosure carries no assignee liability or private right of action, grade changed to an EV2;

110804479	11/12/2014	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.-
110804506	12/8/2014	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.-
110804555	11/21/2014	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.-
110804510	11/12/2014	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.-
110804557	12/11/2014	RESPA: GFE 10% tolerance exceeded- Tolerance exceeded by 10.52%; lender cured with $4.56 credit on page 1 of the HUD.
110804489	11/12/2014	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within 3 business days of application.- Servicing Disclosure in file was provided at closing.		11/26/2014 Client acknowledged exception as an EV2 as there is no assignee liability;
110804489	11/12/2014	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide appraisal disclosure to consumer.- Missing Right to Receive Copy of Appraisal Disclosure		01/09/2015 Client acknowledged exception as an EV2 as ECOA violations pose no assignee liability.
110804543	12/8/2014	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant.-		01/09/2015 Client acknowledged exception as an EV2 as ECOA violations pose no assignee liability.
110804543	12/8/2014	RESPA: GFE 10% tolerance exceeded- Tolerance exceeded by 13.29%; lender cured with $56.45 credit on page 1 of the HUD
110804491	11/11/2014	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.-
110804492	11/12/2014	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.-
110804545	12/19/2014	Credit report reflects mortgage lates.- 1 mtg lates in past 24 mos. Guidelines require 0x30x24; lender approved exception.
110804545	12/19/2014	RESPA: GFE 10% tolerance exceeded- Tolerance exceeded by 28.27%. Lender cured with $1,224.11 credit on page 1 of the HUD
110804549	11/15/2014	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.-
110804548	11/13/2014	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant.-		01/09/2015 Client acknowledged exception as an EV2 as ECOA violations pose no assignee liability.